UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2013 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Automobiles & Components--.8%
Cooper Tire & Rubber	16,127		407,691
Dorman Products	6,505		227,415
Gentex	47,483		890,306
Tesla Motors	21,088	a,b	734,495
Thor Industries	6,833		256,852
			2,516,759
Banks--2.1%
BancorpSouth	17,638	a	269,861
Bank of the Ozarks	44,614		1,712,731
MetroCorp Bancshares	103,000	b	1,065,020
Nationstar Mortgage Holdings	13,739	a	529,364
Ocwen Financial	5,624	b	221,698
PrivateBancorp	27,431		491,289
Texas Capital Bancshares	42,836	b	1,810,249
Western Alliance Bancorp	43,091	b	573,110
			6,673,322
Capital Goods--10.3.%
A.O. Smith	4,069		291,056
AAR	11,984		210,559
Acuity Brands	29,664		2,021,009
Air Lease	31,579	b	858,001
American Railcar Industries	9,903		432,167
Apogee Enterprises	8,840		227,984
Astec Industries	5,415		192,828
AZZ	6,590		294,309
Barnes Group	56,672		1,508,042
Beacon Roofing Supply	52,385	b	1,933,006
Belden	4,609		232,109
Blount International	41,042	b	618,503
Chart Industries	29,831	b	2,164,538

DigitalGlobe	7,784	b	203,007
Donaldson	29,655		1,068,470
EMCOR Group	6,250		241,063
ExOne	7,810	a	212,354
GenCorp	47,581	a,b	573,351
Generac Holdings	22,472		774,160
Graham	13,267		308,988
H&E Equipment Services	21,482		418,040
Hexcel	10,326	b	281,384
Manitowoc	43,298		801,879
MasTec	8,240	b	247,942
Middleby	19,694	b	2,940,511
MRC Global	7,317		224,778
Mueller Water Products, Cl. A	59,160		332,479
Orbital Sciences	74,000	b	1,093,720
Polypore International	1,518	a,b	58,109
Primoris Services	47,477		890,194
Proto Labs	47,799	a	2,222,176
RBC Bearings	35,186	b	1,753,670
Regal-Beloit	9,913		766,077
Tennant	6,190		288,887
Textainer Group Holdings	10,342	a	418,230
Titan International	53,817	a	1,136,077
Titan Machinery	23,186	a,b	655,004
TriMas	7,207	b	206,769
Triumph Group	3,950		289,970
United Rentals	22,083	b	1,179,453
Valmont Industries	1,465		230,811
Wabash National	20,935	b	199,720
Westport Innovations	47,925	a,b	1,386,949
			32,388,333
Commercial & Professional Services--5.5%
Advisory Board	33,551	b	1,704,727
Brink's	40,500		1,071,225
Casella Waste Systems, Cl. A	261,000	b	1,221,480
Healthcare Services Group	87,685		2,113,208
InnerWorkings	102,699	a,b	1,516,864

Mine Safety Appliances	4,815		225,583
Mobile Mini	62,786	b	1,690,199
On Assignment	12,303	b	268,944
Performant Financial	32,566		431,500
Ritchie Brothers Auctioneers	60,525	a	1,378,760
Rollins	101,060		2,476,981
Steelcase, Cl. A	7,520		106,408
Team	44,477	b	1,950,761
UniFirst	2,795		233,494
WageWorks	31,504		743,809
			17,133,943
Consumer Durables & Apparel--3.0%
Brunswick	28,826		1,050,420
Callaway Golf	256,100	a	1,720,992
Carter's	3,923	b	221,296
Fifth & Pacific	37,395	b	676,476
G-III Apparel Group	8,070	b	294,555
Hanesbrands	5,400	b	214,056
Harman International Industries	9,651		409,685
Jarden	2,996	b	186,082
KB Home	12,129		226,691
La-Z-Boy	39,754		728,293
Meritage Homes	21,211	b	858,833
Movado Group	20,031		721,917
Quiksilver	39,479	b	246,744
Ryland Group	6,132		219,035
SodaStream International	16,630	a,b	791,422
Steven Madden	8,848	b	390,108
Tumi Holdings	18,039	a	426,442
			9,383,047
Consumer Services--4.7%
AFC Enterprises	5,617	b	168,510
BJ's Restaurants	29,843	b	918,866
Bloomin' Brands	40,250	a	692,702
Bravo Brio Restaurant Group	78,350	b	1,181,518
Cheesecake Factory	40,445		1,401,015
Chuy's Holdings	36,700	a	1,046,317

Coinstar	26,575	a,b	1,360,374
Del Frisco's Restaurant Group	18,231		320,683
Domino's Pizza	4,843		230,624
Grand Canyon Education	85,581	b	2,049,665
Interval Leisure Group	12,222		255,073
Jack in the Box	6,841	b	216,586
Krispy Kreme Doughnuts	37,770	b	498,564
Marriott Vacations Worldwide	21,745	b	897,199
Panera Bread, Cl. A	9,316	b	1,499,410
SHFL Entertainment	37,484	b	594,496
Sonic	20,802	b	234,855
Sotheby's	31,625		1,209,024
			14,775,481
Diversified Financials--2.9%
Affiliated Managers Group	7,041	b	1,029,605
Encore Capital Group	6,661	b	196,833
Financial Engines	84,597	a	2,764,631
HFF, Cl. A	23,137		424,795
MarketAxess Holdings	45,904		1,793,010
Portfolio Recovery Associates	19,717	b	2,305,410
Stifel Financial	9,455	b	326,576
WisdomTree Investments	39,711	b	361,370
			9,202,230
Energy--6.0%
Bill Barrett	16,402	a,b	296,056
Bonanza Creek Energy	69,473	b	2,350,272
Cheniere Energy	13,352	b	284,398
Dril-Quip	30,054	b	2,471,341
Geospace Technologies	15,150	b	1,474,398
Gulfport Energy	74,652	b	3,057,000
Halcon Resources	256,914	a,b	1,824,089
Oasis Petroleum	45,645	b	1,675,172
Pacific Drilling	41,153	b	384,781
PDC Energy	9,145	b	426,523
Rosetta Resources	23,348	b	1,136,581
SM Energy	25,211		1,459,213
Superior Energy Services	59,875	b	1,583,694

Targa Resources	3,757		229,177
			18,652,695
Exchange-Traded Funds--.4%
iShares Russell 2000 Index Fund	14,411	a	1,303,907
Food & Staples Retailing--1.1%
Fresh Market	21,358	b	995,710
Susser Holdings	15,319	b	678,325
United Natural Foods	35,350	b	1,789,417
			3,463,452
Food, Beverage & Tobacco--1.1%
Boulder Brands	59,980	a,b	511,030
J&J Snack Foods	24,034		1,663,633
TreeHouse Foods	20,966	b	1,224,205
			3,398,868
Health Care Equipment & Services--15.5%
Abaxis	41,416		1,756,867
Acadia Healthcare	13,577	b	369,566
Accuray	194,600	a,b	830,942
Air Methods	18,579		832,153
Allscripts Healthcare Solutions	62,674	b	797,213
AMN Healthcare Services	16,275	b	229,478
Analogic	3,122		231,621
athenahealth	26,766	a,b	2,510,383
Bio-Reference Labs	48,220	a,b	1,276,866
BioScrip	96,827	b	1,060,256
Brookdale Senior Living	11,850	b	328,008
Cantel Medical	66,679		2,075,717
Capital Senior Living	32,459	b	746,557
Cardiovascular Systems	26,596	b	420,483
Chemed	28,680		2,213,809
Community Health Systems	6,245		263,914
Cynosure, Cl. A	7,120	b	201,710
DexCom	75,065	b	1,120,720
Endologix	43,181	b	650,306
GenMark Diagnostics	37,967	a,b	395,996
Greenway Medical Technologies	39,395	a	624,411
Haemonetics	39,605	b	1,633,706

HealthSouth	9,237	b	222,796
HeartWare International	2,554	b	218,163
HMS Holdings	57,715	b	1,673,158
Hologic	72,200	b	1,576,126
IDEXX Laboratories	12,057	b	1,110,691
Insulet	29,170	b	658,367
IPC The Hospitalist	61,129	b	2,549,080
MedAssets	12,169	b	224,761
Medidata Solutions	80,330	b	4,186,799
MEDNAX	23,721	a,b	2,030,992
MWI Veterinary Supply	18,525	b	2,338,966
Neogen	57,353	b	2,685,268
Novadaq Technologies	57,052	b	565,385
Omnicell	94,445	b	1,701,899
Sirona Dental Systems	3,024	b	214,764
Spectranetics	50,472	b	916,066
STAAR Surgical	206,300	b	1,111,957
Team Health Holdings	29,724	b	995,457
TearLab	25,907	a,b	153,369
Thoratec	25,800	b	908,418
Vanguard Health Systems	64,811	b	963,739
Vocera Communications	33,069		872,029
			48,448,932
Household & Personal Products--.1%
Spectrum Brands Holdings	4,316		233,452
Insurance--.4%
Radian Group	28,823		253,931
RLI	5,400		372,276
Stewart Information Services	27,900	a	645,885
			1,272,092
Materials--3.1%
American Vanguard	14,097		437,430
Axiall	9,650		545,997
Balchem	47,035		1,896,922
Chemtura	10,662	b	214,519
Clearwater Paper	4,725	b	228,643
Cytec Industries	4,022		291,153

Eagle Materials	15,150		974,296
Flotek Industries	31,050	a,b	435,942
Headwaters	23,728	b	223,280
Louisiana-Pacific	16,151	b	338,686
Minerals Technologies	5,454		219,469
Packaging Corporation of America	5,943		248,299
PolyOne	25,051		570,912
Sealed Air	21,905		486,510
Sensient Technologies	32,557		1,201,679
Texas Industries	10,852	a,b	629,958
US Silica Holdings	35,664	a	876,978
			9,820,673
Media--.2%
Cinemark Holdings	7,314		203,329
Lamar Advertising, Cl. A	5,601	b	258,990
			462,319
Pharmaceuticals, Biotech & Life Sciences--5.6%
Aegerion Pharmaceuticals	8,224	b	247,707
Alkermes	34,678	b	752,860
Alnylam Pharmaceuticals	9,635	b	228,253
Arena Pharmaceuticals	32,971	a,b	276,627
ARIAD Pharmaceuticals	11,772	b	247,565
Auxilium Pharmaceuticals	91,800	b	1,565,190
Cepheid	67,453	b	2,457,313
Covance	3,643	b	242,587
Emergent BioSolutions	64,750	b	1,002,977
Exact Sciences	19,635	b	209,702
ICON	13,160	b	410,066
Illumina	17,400	b	872,262
Infinity Pharmaceuticals	6,422	b	265,164
Keryx Biopharmaceuticals	32,368	b	208,126
Medicines	13,570	b	431,662
Medivation	4,080	b	200,491
Nektar Therapeutics	28,852	b	267,458
Neurocrine Biosciences	22,589	b	238,992
Orexigen Therapeutics	39,227	b	233,793
Pacira Pharmaceuticals	11,404	b	249,291

PAREXEL International	89,103	b	3,090,983
PerkinElmer	6,625		226,376
Pharmacyclics	2,750	b	241,395
Santarus	24,082	b	319,568
Seattle Genetics	19,185	a,b	539,866
Synergy Pharmaceuticals	37,143	b	203,172
Techne	35,867		2,438,598
			17,668,044
Real Estate--.7%
Geo Group	7,009		242,091
Howard Hughes	18,194	b	1,397,117
Jones Lang LaSalle	2,711		261,991
Ryman Hospitality Properties	5,466		244,604
			2,145,803
Retailing--5.7%
Conn's	18,959	a,b	607,446
Five Below	12,733	a	506,773
Hibbett Sports	34,474	a,b	1,821,606
HomeAway	7,931	b	233,965
Lithia Motors, Cl. A	17,067		701,453
LKQ	173,151	b	3,669,070
Lumber Liquidators Holdings	13,750	a,b	813,862
Monro Muffler Brake	31,656	a	1,172,855
PEP Boys-Manny Moe & Jack	75,500	b	840,315
Pier 1 Imports	9,203		206,791
Restoration Hardware Holdings	11,549	a	445,907
Shutterfly	59,412	a,b	2,571,352
Stage Stores	9,124		225,272
Stein Mart	33,473		284,855
Tile Shop Holdings	38,286	a,b	674,982
Ulta Salon Cosmetics & Fragrance	13,262		1,174,483
Vitamin Shoppe	36,434	b	1,914,607
			17,865,594
Semiconductors & Semiconductor Equipment--2.8%
Advanced Energy Industries	2,115	b	38,155
Applied Micro Circuits	33,025	b	262,549
Cabot Microelectronics	24,090		823,155

Cavium	33,904	a,b	1,251,736
Diodes	14,248	b	283,963
Exar	25,788	b	303,009
Fairchild Semiconductor
International	18,085	b	257,892
Monolithic Power Systems	11,099		272,924
Power Integrations	28,165		1,177,579
Rudolph Technologies	7,080	b	78,022
Semtech	62,490	b	1,910,319
Silicon Laboratories	12,697	b	527,179
Ultratech	28,197	b	1,155,513
Veeco Instruments	13,435	a,b	428,711
			8,770,706
Software & Services--17.2%
ACI Worldwide	4,784	b	219,155
Active Network	139,000	b	651,910
Angie's List	47,236	a,b	805,846
AOL	22,044	b	813,424
Aspen Technology	36,375	b	1,118,895
Bottomline Technologies	75,943	b	2,060,334
CACI International, Cl. A	16,500	b	837,375
Cadence Design Systems	15,980	b	226,277
Cass Information Systems	22,499		961,832
CommVault Systems	15,071	b	1,114,500
Concur Technologies	43,345	a,b	3,042,819
Constant Contact	18,980	a,b	268,187
Cornerstone OnDemand	49,738	b	1,684,129
CoStar Group	18,145	b	1,827,927
DealerTrack Technologies	49,195	b	1,450,761
Demandware	21,409	a	566,268
E2open	30,265	a	598,036
Ebix	43,290	a	693,939
EPAM Systems	19,688		413,054
ExactTarget	23,183		516,981
ExlService Holdings	40,861	b	1,236,862
FactSet Research Systems	11,238	a	1,093,345
FleetCor Technologies	3,519	b	245,661

Fleetmatics Group	29,070		690,412
Guidewire Software	20,148		736,409
Hollysys Automation Technologies	21,078	a,b	262,843
Imperva	7,593	b	277,144
Infoblox	21,930		462,504
Interactive Intelligence Group	46,916	b	1,952,175
Interxion Holding	24,745	b	611,944
Liquidity Services	30,421	a,b	1,035,835
Manhattan Associates	4,054	b	283,212
Market Leader	51,219	b	381,069
MAXIMUS	44,247		3,220,296
Mentor Graphics	12,934	b	229,061
NetScout Systems	8,636	b	219,613
NetSuite	30,939	b	2,159,233
NeuStar, Cl. A	5,335	b	233,940
Pegasystems	21,847		598,389
PRGX Global	61,922	b	402,493
Rackspace Hosting	9,704	b	542,065
SciQuest	50,468	b	966,462
SolarWinds	12,668	b	715,235
Sourcefire	15,376	a,b	824,615
SPS Commerce	32,670	b	1,221,531
Synchronoss Technologies	8,024	b	242,084
Take-Two Interactive Software	14,889	b	217,975
Travelzoo	32,000	a,b	674,240
Tyler Technologies	66,958	b	3,776,431
Ultimate Software Group	63,867	b	6,276,211
Verint Systems	29,850	b	1,019,974
Web.com Group	11,616	b	198,401
WebMD Health	14,654	b	323,853
Yelp	25,227	a	559,787
			53,762,953
Technology Hardware & Equipment--4.2%
3D Systems	5,115	b	189,032
CalAmp	21,464	b	235,031
Cognex	7,450		306,865
Digi International	79,215	b	781,060

FARO Technologies	18,885	b	799,780
FEI	12,679		803,088
Finisar	17,444	a,b	255,555
Fusion-io	10,805	a,b	182,388
InvenSense	2,932	a,b	35,243
IPG Photonics	19,736	a	1,170,148
Ixia	47,169	b	956,588
JDS Uniphase	15,248	b	215,912
Maxwell Technologies	42,315	a,b	370,256
National Instruments	68,392		2,057,231
Procera Networks	23,919	b	279,852
Riverbed Technology	49,357	b	754,175
Ruckus Wireless	34,930	a	746,105
Sonus Networks	87,382	b	214,086
Stratasys	22,214	a	1,402,592
Synaptics	29,957	b	1,041,305
Uni-Pixel	8,955	b	211,338
			13,007,630
Telecommunication Services--.4%
8x8	68,072	a,b	411,836
Cogent Communications Group	21,135		531,545
Meru Networks	59,404	b	265,536
			1,208,917
Transportation--4.1%
Allegiant Travel	23,841		1,914,194
AMERCO	1,778		267,962
Avis Budget Group	28,971	b	677,052
Echo Global Logistics	128,553	b	2,397,514
Forward Air	19,045		718,377
Genesee & Wyoming, Cl. A	21,360	b	1,912,147
Marten Transport	58,978		1,220,845
Old Dominion Freight Line	17,392	b	625,242
Quality Distribution	18,611	b	146,841
Roadrunner Transportation Systems	10,062	b	229,212
Ryder System	7,378		414,644
Saia	8,047	b	258,550
Spirit Airlines	27,415	b	555,154

Swift Transportation	41,640	b	563,389
US Airways Group	68,262	a,b	916,759
			12,817,882
Total Common Stocks
(cost $253,904,507)			306,377,034
Investment of Cash Collateral for
Securities Loaned--14.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $43,929,420)	43,929,420	[c]	43,929,420
Total Investments (cost $297,833,927)	111.9%		350,306,454
Liabilities, Less Cash and Receivables	(11.9%)		(37,244,376)
Net Assets	100.0%		313,062,078

a Security, or portion thereof, on loan. At February 28, 2013, the value of the fund's securities on loan was $44,174,039 and the value of the collateral held by the fund was $45,562,445, consisting of cash collateral of $43,929,420 and U.S. Government
& Agency securities valued at $1,633,025.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $52,472,527 of which $56,433,079 related to appreciated investment securities and $3,960,552 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	17.2
Health Care Equipment & Services	15.5
Money Market Investment	14.0
Capital Goods	10.3
Energy	6.0
Retailing	5.7
Pharmaceuticals, Biotech & Life Sciences	5.6
Commercial & Professional Services	5.5
Consumer Services	4.7
Technology Hardware & Equipment	4.2
Transportation	4.1

Materials	3.1
Consumer Durables & Apparel	3.0
Diversified Financials	2.9
Semiconductors & Semiconductor Equipment	2.8
Banks	2.1
Food, Beverage & Tobacco	1.1
Food & Staples Retailing	1.1
Automobiles & Components	.8
Real Estate	.7
Exchange-Traded Funds	.4
Insurance	.4
Telecommunication Services	.4
Media	.2
Household & Personal Products	.1
111.9

†	Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	298,975,346	-	-	298,975,346
Equity Securities - Foreign Common Stocks+	6,097,781	-	-	6,097,781
Exchange-Traded Funds	1,303,907	-	-	1,303,907
Mutual Funds	43,929,420	-	-	43,929,420

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)